Shareholders' Equity (Details) - USD ($)									1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2017	Aug. 11, 2017	May 24, 2017	May 04, 2017	Jan. 03, 2017	Dec. 16, 2016	Nov. 09, 2016	Sep. 09, 2016	Feb. 21, 2018	Jul. 31, 2017	Nov. 30, 2016	Aug. 29, 2016	May 31, 2016	Mar. 31, 2016	Nov. 30, 2013	Oct. 25, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' Equity (Textual)
Preferred stock, shares authorized																	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Value of shares issued to Lincoln Park																	$ 19,800	$ 115,930	$ 1,712,320
Value of shares issued to FBR																		$ 1,015,265
Common stock issued on cashless basis							303,694
Common stock, shares issued																	8,740,723	8,730,640	5,470,032
Warrants [Member]
Shareholders' Equity (Textual)
At market issuance sales agreement aggregate gross proceeds	$ 5,115,000
Common stock, shares issued											33,978
Issuance of common stock from exercise of stock options, shares											42,444
Warrent exercise price	$ 2.50
Direct offering [Member]
Shareholders' Equity (Textual)
Common stock, shares issued	982,000
Purchase price, per share	$ 2.00
Lincoln Park [Member]
Shareholders' Equity (Textual)
Regular purchase shares maximum amount per agreement														10,000
Maximum amount of regular purchase per agreement														$ 750,000
Maximum additional commitment shares upon relative proportion of purchases in a regular purchase														50,000
Maximum (possible) value of agreement														$ 12,000,000
Common stock purchase agreement with Lincoln Park, description														The Company entered into a common stock purchase agreement with Lincoln Park. The 2016 Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 10,000 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $12.0 million over approximately a 36-month period with such amounts increasing as the quoted stock price increases. The Regular Purchase may be increased up to 15,000 shares of common stock if the closing price of the common shares is not below $10.00, up to 20,000 shares of common stock if the closing price of the common shares is not below $15.00 and up to 25,000 shares of common stock if the closing price of the common shares is not below $20.00. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of the common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 50,000 shares will be issued based upon the relative proportion of the aggregate amount of $12.0 million. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $7.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day ("Accelerated Purchase Date") additional shares of Company stock up to the lesser of (i) three times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date at a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Available from an equity line																	$ 10,200,000	$ 10,200,000
Value of shares granted														$ 81,000
FBR [Member]
Shareholders' Equity (Textual)
Common stock purchase agreement with FRB, description		The Sales Agreement provided that FBR was entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the Sales Agreement. The offering costs incurred to register the shares pursuant to the Sales Agreement were $164,825.
Common stock with aggregate gross proceeds		$ 4,800,000
Common Stock [Member]
Shareholders' Equity (Textual)
Value of shares issued to Lincoln Park																	$ 10	50	$ 277
Value of shares issued to FBR																		$ 450
Issuance of common stock to vendor, shares					2,500				10,083			2,500	5,000					2,500	7,500
Fair value of fully vested shares, per share					$ 2.37
Warrants issued to purchase shares				250,000
Common stock issued on cashless basis				200,125															352,942
Issuance of common stock pursuant to Lincoln Park Equity Line, Shares																	10,083	50,483	277,135
Issuance of common stock pursuant to FBR At-the-Market Sales Agreement, Shares																		450,000
Common stock, shares issued	1,575,500
Purchase price, per share	$ 2.00
Value of shares granted																		$ 1,125	$ 47,244
Number of common stock shares sold																		50,000	260,000
Number of commitment shares issued																		483	7,135
Net proceeds from common stock sold																		$ 115,930	$ 1,712,320
Common Stock [Member] | Warrants [Member]
Shareholders' Equity (Textual)
Warrants issued to purchase shares	51,151					2,087,500
Common stock, shares issued						1,670,000
Purchase price, per share						$ 3.16
Underwriters partially exercised over allotment						$ 282,505
Warrent exercise price	$ 2.50					$ 3.95
Common Stock [Member] | Private placement [Member]
Shareholders' Equity (Textual)
Common stock, shares issued	982,000
Purchase price, per share	$ 2.00
Common Stock [Member] | Lincoln Park [Member]
Shareholders' Equity (Textual)
Common stock purchase agreement with Lincoln Park, description															The Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park"). The Lincoln Park equity facility allowed the Company to require Lincoln Park to purchase up to $10.6 million of our common stock over a 36-month period depending on certain conditions.
Issuance of common stock pursuant to Lincoln Park Equity Line, Shares			10,096							40,387
Common stock, shares issued																			277,135
Common Stock [Member] | FBR [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to FBR At-the-Market Sales Agreement, Shares																450,000
Common stock, shares issued	1,575,500
Purchase price, per share	$ 2.00
Common Stock [Member] | FBR [Member] | Private placement [Member]
Shareholders' Equity (Textual)
Common stock, shares issued	982,000
Purchase price, per share	$ 2.00
Common Stock [Member] | SciClone [Member]
Shareholders' Equity (Textual)
Common stock, shares issued								352,942
Common stock purchase agreement price								$ 3,000,000
Additional Paid-In Capital
Shareholders' Equity (Textual)
Value of shares issued to Lincoln Park																	$ 19,790	115,880	$ 1,712,043
Value of shares issued to FBR																		$ 1,014,815